Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.1%

AUSTRALIA — 1.0%
BHP Group Ltd.	305,323	$7,340,522

BRAZIL — 2.7%
B3 SA — Brasil Bolsa Balcao	2,086,500	4,457,138
MercadoLibre, Inc. *	3,197	6,236,931
NU Holdings Ltd., Class A *	335,045	3,430,861
Petroleo Brasileiro SA ADR	351,380	5,038,789
		19,163,719
CANADA — 2.9%
Brookfield Corp.	100,488	5,266,576
Shopify, Inc., Class A *	120,231	11,479,656
Stella-Jones, Inc.	92,113	4,368,014
		21,114,246
CHINA — 7.2%
Contemporary Amperex Technology Co., Ltd., Class A	231,200	8,076,906
Kweichow Moutai Co., Ltd., Class A	24,100	5,181,144
Li Auto, Inc., Class A *	455,636	5,742,107
PDD Holdings, Inc. ADR *	57,211	6,770,922
Prosus NV *	559,007	25,970,995
		51,742,074
DENMARK — 1.6%
Genmab A/S *	12,463	2,428,047
Novo Nordisk A/S, B Shares	128,127	8,761,111
		11,189,158
FRANCE — 1.9%
Edenred	123,434	4,011,172
LVMH Moet Hennessy Louis Vuitton SE	4,317	2,673,426
Nexans SA	28,618	2,809,521
Sartorius Stedim Biotech	12,110	2,399,198
SOITEC *	31,308	1,674,365
		13,567,682
HONG KONG — 1.1%
AIA Group Ltd.	1,060,000	8,024,066

INDIA — 1.3%
Reliance Industries Ltd. GDR	156,629	9,162,081

ISRAEL — 0.2%
Mobileye Global, Inc., Class A *	123,756	1,781,468

ITALY — 1.8%
Ryanair Holdings PLC ADR	302,862	12,832,263

JAPAN — 4.0%
Cosmos Pharmaceutical Corp.	12,200	611,022
CyberAgent, Inc.	350,400	2,666,400
Disco Corp.	19,900	4,064,011
Kokusai Electric Corp.	173,800	2,876,599
Nippon Paint Holdings Co., Ltd.	604,500	4,539,526
Olympus Corp.	518,600	6,788,853
Rakuten Group, Inc. *	628,100	3,603,388

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
JAPAN (continued)
SMC Corp.	10,600	$3,793,146
		28,942,945
NETHERLANDS — 2.0%
Adyen NV *	6,995	10,721,910
ASM International NV	7,858	3,580,838
		14,302,748
RUSSIA — 0.0% (a)
Sberbank of Russia PJSC *(b)	1,284,860	0

SINGAPORE — 1.2%
Sea Ltd. ADR *	65,293	8,520,083

SOUTH KOREA — 1.5%
Coupang, Inc. *	287,758	6,310,533
Samsung Electronics Co., Ltd.	113,879	4,514,787
		10,825,320
SWEDEN — 1.8%
Atlas Copco AB, B Shares	573,496	8,064,570
Epiroc AB, B Shares	267,862	4,717,928
		12,782,498
SWITZERLAND — 1.3%
Cie Financiere Richemont SA	52,690	9,197,879

TAIWAN — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	778,000	21,910,807

UNITED KINGDOM — 0.4%
Bellway PLC	94,040	2,897,934

UNITED STATES — 61.2%
Advanced Drainage Systems, Inc.	50,678	5,506,165
AeroVironment, Inc. *	40,790	4,861,760
Alnylam Pharmaceuticals, Inc. *	26,738	7,219,795
Alphabet, Inc., Class C	67,345	10,521,309
Amazon.com, Inc. *	151,845	28,890,030
AppLovin Corp., Class A *	10,525	2,788,809
Arthur J Gallagher & Co.	17,463	6,028,926
AutoZone, Inc. *	3,071	11,709,047
Block, Inc. *	150,871	8,196,821
Brunswick Corp.	40,153	2,162,239
Builders FirstSource, Inc. *	31,877	3,982,712
CBRE Group, Inc., Class A *	61,515	8,044,932
Cloudflare, Inc., Class A *	67,897	7,651,313
Comfort Systems USA, Inc.	9,051	2,917,409
CoStar Group, Inc. *	67,775	5,369,813
CRH PLC	122,090	10,700,293
Datadog, Inc., Class A *	38,516	3,821,172
DoorDash, Inc., Class A *	112,737	20,604,942
Dutch Bros, Inc., Class A *	80,738	4,984,764
Eaton Corp. PLC	15,219	4,136,981
Elevance Health, Inc.	47,432	20,631,023
Enphase Energy, Inc. *	61,991	3,846,542
Entegris, Inc.	44,136	3,861,017
Floor & Decor Holdings, Inc., Class A *	35,173	2,830,371
FTAI Aviation Ltd.	29,319	3,255,289

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
UNITED STATES (continued)
Markel Group, Inc. *	4,125	$7,712,141
Martin Marietta Materials, Inc.	30,517	14,591,093
Mastercard, Inc., Class A	32,354	17,733,875
Meta Platforms, Inc., Class A	52,778	30,419,128
Microsoft Corp.	74,658	28,025,867
Moody’s Corp.	16,771	7,810,087
Neogen Corp. *	194,160	1,683,367
Netflix, Inc. *	7,458	6,954,809
Norwegian Cruise Line Holdings Ltd. *	210,593	3,992,843
NVIDIA Corp.	230,143	24,942,898
ON Semiconductor Corp. *	116,880	4,755,847
Paycom Software, Inc.	37,889	8,277,989
Royalty Pharma PLC, Class A	257,226	8,007,445
S&P Global, Inc.	15,801	8,028,488
Salesforce, Inc.	25,733	6,905,708
Service Corp. International	214,126	17,172,905
SiteOne Landscape Supply, Inc. *	26,733	3,246,456
Spotify Technology SA *	12,021	6,611,911
Texas Instruments, Inc.	39,068	7,020,520
Thermo Fisher Scientific, Inc.	9,427	4,690,875
Trade Desk, Inc. (The), Class A *	100,904	5,521,467
Uber Technologies, Inc. *	49,313	3,592,945
UnitedHealth Group, Inc.	13,208	6,917,690
Walt Disney Co. (The)	46,809	4,620,048
WillScot Holdings Corp.	108,851	3,026,058
YETI Holdings, Inc. *	91,927	3,042,784
		439,828,718
TOTAL INVESTMENTS — 98.1%
(cost $472,532,708)		$705,126,211
Other assets less liabilities — 1.9%		13,879,912
NET ASSETS — 100.0%		$719,006,123

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$505,621,659	$199,504,552	$0	$705,126,211
Total	$505,621,659	$199,504,552	$0	$705,126,211

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended March 31, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2025.

See previously submitted notes to the financial statements for the year ended December 31, 2024.